Concentrations of Credit Risk and Major Customers and Suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, customers	Receivable balance from IIG Ltd. a related party of the Company, and four other customers accounted for 24%, 19%, 19%, 9% and 9%, respectively, of the total net accounts receivable from both related party and third parties.	Receivable balance from IIG Ltd. a related party of the Company, and four other customers accounted for 30%, 16%, 15%, 13% and 11%, respectively, of the total net accounts receivable from both related party and third parties.
Concentration risk, suppliers		One supplier accounted for 100% of the Company's total current outstanding accounts payable.
Purchases [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, suppliers	10% or more	10% or more
Sales Revenue, Net [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, customers	10% or more	10% or more